ORDINARY SHARES (Details Narrative) - USD ($)						1 Months Ended												12 Months Ended
	Jul. 08, 2025	Apr. 02, 2024	Apr. 12, 2021	Apr. 09, 2021	Apr. 13, 2020	May 28, 2024	Apr. 29, 2024	May 19, 2023	Apr. 25, 2023	Apr. 30, 2021	Mar. 30, 2021	Mar. 29, 2021	Feb. 23, 2021	Oct. 28, 2020	Aug. 27, 2020	Dec. 19, 2019	Nov. 22, 2019	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	May 24, 2024	Apr. 01, 2024
Ordinary shares, par value																		$ 0.0001	$ 0.0001
Ordinary stock shares, authorized																		250,000,000	250,000,000
Ordinary stock shares, issued																		114,785,005	111,785,005
Ordinary stock shares, outstanding																		114,785,005	111,785,005
Stock issued during period, restricted shares							70,000
Stock issued for cash, amount																		$ 300,000	$ 201,000	$ 284,290
Financial Consulting Service [Member]
Stock issued during period, restricted shares									300,000
Winfield Yongbiao Ding [Member]
Share price													$ 0.12								$ 0.20
Stock issued for cash, amount													$ 12,000
Stock issued during period, shares													100,000
Private Placement Agreement [Member]
Stock issued during period, restricted shares	3,000,000													800,000	1,078,445
Share price	$ 0.10													$ 0.05	$ 0.05
Ownership of company															5.00%
Private Placement Agreement [Member] | Arm's Length Investor [Member]
Stock issued during period, restricted shares			395,000	644,995		70,000		699,734		100,000	100,000	400,000				102,642
Share price			$ 0.12	$ 0.12		$ 0.30		$ 0.30		$ 0.12	$ 0.12	$ 0.12				$ 0.10
Private Placement Agreement [Member] | Ford Moore [Member]
Stock issued during period, restricted shares		500,000			1,000,000
Share price					$ 0.05																	$ 0.15
Private Placement Agreement [Member] | Dave Milroy [Member]
Stock issued during period, restricted shares		300,000
Share price																						$ 0.15
Private Placement Agreement [Member] | Yongbiao Ding [Member]
Stock issued during period, restricted shares																	300,000
Share price																	$ 0.10